Share based payment - Schedule of Movement of Options Outstanding under the share based payment schemes (Detail) - shares shares in Millions	7 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Share Based Payment Arrangements [Line Items]
Exercised/ lapsed during the year	0
Replacement of Group Stock Option Plans	12
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year		36	30
Granted during the year	30	16	6
Exercised/ lapsed during the year		1	0
Outstanding at the end of the year	30	51	36
Exercisable at the end of the year		25	14
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year		11	12
Exercised/ lapsed during the year		0	1
Outstanding at the end of the year	12	11	11
Exercisable at the end of the year		11	11